GENERAL (Details 1) - Ceilo [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Revenues	$ 67,468	$ 64,516
Net income attributable to Pointer shareholders’ from continuing operations	$ 3,820	$ 4,206
Basic net earnings per share	$ 0.49	$ 0.53
Diluted net earnings per share	$ 0.48	$ 0.53